INVESTMENTS IN ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2017
INVESTMENTS IN ASSOCIATES [abstract]
Schedule of particulars of principal associates
Nominal value
		of ordinary shares issued and	Percentage of equity
	Place of	paid-up/registered	attributable to
Name of associates	establishment	capital	the Group	Principal activities
Shanghai Petroleum	Shanghai, PRC	RMB900 million	30%	Production, processing and technology consultation of oil,
Corporation Limited				gas and relevant products
in the PRC
CNOOC Finance	Beijing, PRC	RMB4 billion	31.8%	Provision of deposit, transfer,
Corporation Limited				settlement, loan, discounting
and other financing services to
CNOOC and its member entities

Schedule of Group's investments in associates
	2016	2017
Share of net assets	3,695	4,067

Schedule of summarized financial information of the Group's associates in the consolidated financial statements
	2015	2016	2017

Profit/(loss) for the year	256	(609)	302
Other comprehensive income/(expense)	74	(127)	36
Total comprehensive income/(expense)	330	(736)	338